April 30, 2026
2026 Quarterly Report (Unaudited)

BlackRock MuniAssets Fund, Inc. (MUA)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.1%
TimberHp By Go Lab, Inc.(a)	169,805	$ 317,535
Total Common Stocks — 0.1% (Cost: $ — )		317,535

	Par (000)
Corporate Bonds
Commercial Services & Supplies — 0.3%
Grand Canyon University, 5.13%, 10/01/28	$1,570	1,555,520
Total Corporate Bonds — 0.3% (Cost: $1,570,000)		1,555,520
Municipal Bonds
Alabama — 6.5%
Baldwin County Industrial Development Authority, RB(b)(c)
4.30%, 03/01/56	1,645	1,612,332
Series A, AMT, 5.00%, 06/01/55	1,935	1,976,903
Black Belt Energy Gas District, RB
Series A, 5.25%, 01/01/54(b)	3,085	3,279,486
Series A, 5.25%, 05/01/56(b)	2,075	2,108,625
Series F, 5.00%, 12/01/35	3,200	3,389,894
Series F, 5.50%, 11/01/53(b)	615	643,024
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(b)	1,855	1,879,800
County of Jefferson AL Sewer Revenue, Refunding RB, 5.50%, 10/01/53	5,965	6,226,621
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(b)	285	304,251
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(b)	3,180	3,512,522
MidCity Improvement District, SAB
4.50%, 11/01/42	255	237,266
4.75%, 11/01/49	270	240,675
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	6,165	5,974,496
Series B, AMT, 4.75%, 12/01/54	2,490	2,321,938
Southeast Energy Authority A Cooperative District, RB(b)
Series A, 5.00%, 01/01/56	1,720	1,761,097
Series A-1, 5.50%, 01/01/53	470	499,666
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(c)	495	498,463
		36,467,059
Arizona — 3.6%
Arizona Industrial Development Authority, RB(c)
7.10%, 01/01/55	1,650	1,655,018
Series A, 5.00%, 12/15/39	250	250,802
Series B, 5.13%, 07/01/47	665	629,672
Arizona Industrial Development Authority, Refunding RB(c)
5.50%, 07/01/52	2,630	2,469,764
Series A, 5.13%, 07/01/37	1,320	1,320,588
Series A, 5.38%, 07/01/50	925	900,658
Series G, 5.00%, 07/01/47	135	127,023
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	100	85,879
Security	Par (000)	Value
Arizona (continued)
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(c)	$1,255	$ 1,190,879
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB, 5.00%, 07/01/45(c)	255	245,862
Industrial Development Authority of the County of Pima, Refunding RB(c)
4.00%, 06/15/51	2,510	1,891,647
5.00%, 07/01/56	685	535,470
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(c)	875	829,363
Maricopa County Industrial Development Authority, RB
7.38%, 10/01/29(c)	875	919,639
5.25%, 10/01/40(c)	465	416,867
5.50%, 10/01/51(c)	465	385,049
Series A, 3.00%, 09/01/51	5,155	3,628,025
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	375	375,332
Sierra Vista Industrial Development Authority, RB(c)
5.00%, 06/15/34	55	55,682
5.00%, 06/15/44	515	480,941
5.75%, 06/15/53	510	492,636
5.00%, 06/15/54	575	496,612
6.30%, 06/15/54	230	233,003
6.38%, 06/15/64	695	702,147
		20,318,558
Arkansas(c) — 0.9%
Arkansas Development Finance Authority, RB
AMT, Sustainability Bonds, 7.38%, 07/01/48	2,800	3,034,055
Series A, AMT, Sustainability Bonds, 6.88%, 07/01/48	1,900	2,043,757
		5,077,812
California — 7.1%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	140	131,920
California Enterprise Development Authority, RB, 8.00%, 11/15/62(c)	205	180,921
California Housing Finance Agency, RB, M/F Housing(c)
Class 3, 5.80%, 04/01/36	1,380	1,368,551
Class 3, 6.85%, 04/01/36	300	297,620
Series P-S, Subordinate, 8.00%, 07/01/67(b)	2,560	2,587,285
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)(c)	14,650	8,497,000
California Municipal Finance Authority, RB, M/F Housing
6.00%, 02/01/38(b)	2,300	2,280,672
7.10%, 02/01/38(b)	1,100	1,088,121
Series A, 6.10%, 12/01/37	2,100	2,107,093
Series A-S, Subordinate, 8.00%, 09/01/55(b)(c)	1,030	1,053,108
California Public Finance Authority, RB, Series A, 6.38%, 06/01/59(c)	3,240	2,998,793
California School Finance Authority, RB(c)
Series A, 7.00%, 06/01/54	1,810	1,655,481
Series B, 9.00%, 06/01/34	180	183,180
California Statewide Financing Authority, RB, Series B, 6.00%, 05/01/43	1,650	1,653,834
CSCDA Community Improvement Authority, RB, M/F Housing(c)
Series A, 3.00%, 09/01/56	2,295	1,570,613
Sustainability Bonds, 4.00%, 07/01/58	380	228,685
Series B, Sustainability Bonds, 4.00%, 07/01/58	635	302,504

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	$34,445	$ 3,388,076
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, Sustainability Bonds, 6.75%, 07/01/61(c)	2,535	1,239,806
Indio Finance Authority, Refunding RB, Series A, (NPFGC), 4.50%, 11/01/52	595	599,524
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(d)	6,890	3,431,077
Rancho Mirage Community Facilities District, ST, Series A, 5.00%, 09/01/49	270	271,572
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 4.00%, 05/15/53	935	869,828
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/38(d)	3,725	2,363,089
		40,348,353
Colorado — 6.6%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	910	905,650
Aurora Crossroads Metropolitan District No. 2, Refunding GOL, CAB, Series A-1, 6.25%, 12/01/55	2,200	2,055,220
Banning Lewis Ranch Metropolitan District No. 8, GOL, 4.88%, 12/01/51(c)	665	557,124
Baseline Metropolitan District No. 1, GO, Series B, Subordinate, 6.75%, 12/15/54	690	694,447
Canyons Metropolitan District No. 5, Refunding GOL, Series B, Subordinate, 6.50%, 12/15/54	625	625,802
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(c)	850	849,934
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/53	1,345	1,179,992
Series D, AMT, 5.75%, 11/15/45	790	856,954
Colorado Educational & Cultural Facilities Authority, RB, Series B, Subordinate Lien, 8.50%, 02/01/59(c)	3,980	4,476,885
Colorado Health Facilities Authority, RB
5.25%, 11/01/39	145	157,475
5.50%, 11/01/47	355	374,816
5.25%, 11/01/52	775	798,663
Series A, 5.00%, 05/15/35	495	477,028
Series A, 5.00%, 05/15/44	385	330,613
Series A, 5.00%, 05/15/49	1,040	825,236
Constitution Heights Metropolitan District, Refunding GOL, 5.00%, 12/01/49	500	478,018
Creekwalk Marketplace Business Improvement District, Refunding RB
Series A, 6.00%, 12/01/54	3,415	3,428,486
Series B, 8.00%, 12/15/54	855	855,838
Denver Convention Center Hotel Authority, Refunding RB, Series A, 5.00%, 12/01/40	1,550	1,551,299
Elbert County Independence Water & Sanitation District, Refunding RB, 5.13%, 12/01/33	1,000	1,034,289
Fitzsimons Village Metropolitan District No. 3, Refunding GOL, Series A-1, 4.00%, 12/01/31	500	487,174
Gold Hill North Business Improvement District, GOL, Series A, 5.60%, 12/01/54(c)	1,000	997,746
Independence Metropolitan District No. 3, GOL, Series B, Subordinate, 7.13%, 12/15/54	1,000	995,689
Security	Par (000)	Value
Colorado (continued)
Independence Metropolitan District No. 3, Refunding GOL, Series A, 5.38%, 12/01/54	$1,351	$ 1,344,960
Inspiration Metropolitan District, GOL, Series B, Subordinate, 5.00%, 12/15/36	617	590,451
Lanterns Metropolitan District No. 2, GOL, Series A, 4.50%, 12/01/50	520	405,386
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	1,290	1,026,547
Palisade Metropolitan District No. 2, Refunding RB, CAB, Series B, Convertible, 5.88%, 12/15/54(c)	1,170	1,155,732
Prairie Farm Metropolitan District, GOL, Series A, 5.25%, 12/01/48	736	735,952
Redtail Ridge Metropolitan District, GOL, CAB, 0.00%, 12/01/32(d)	6,581	4,225,299
Sojourn at Idlewild Metropolitan District, GOL, Series A, 6.13%, 12/01/55(c)	500	514,037
St. Vrain Lakes Metropolitan District No. 4, GOL, Series A, 6.75%, 09/20/54(c)	1,035	767,416
Waters’ Edge Metropolitan District No. 2, GOL, 5.00%, 12/01/51	1,290	1,207,748
		36,967,906
Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority, RB
Series A, 5.00%, 01/01/55(c)	485	405,379
Series A, Sustainability Bonds, 5.38%, 07/01/54	1,105	1,050,618
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	3,750	3,780,913
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(c)	917	924,582
Stamford Housing Authority, Refunding RB
Series A, 6.50%, 10/01/55	600	620,167
Series A, 6.25%, 10/01/60	420	424,562
		7,206,221
Delaware(c) — 0.5%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39	1,646	1,665,877
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	200	201,064
5.63%, 07/01/53	220	220,516
Town of Milton Delaware, ST
5.70%, 09/01/44	150	152,576
5.95%, 09/01/53	400	403,653
		2,643,686
District of Columbia — 0.3%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(d)	1,305	310,143
District of Columbia, TA, 5.13%, 06/01/41	590	590,531
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	870	769,934
		1,670,608
Florida — 18.2%
Alachua County Housing Finance Authority, RB, M/F Housing, Series A, 6.30%, 07/01/55(b)(c)	750	781,108
Antillia Community Development District, SAB
5.60%, 05/01/44	95	98,144
5.88%, 05/01/54	190	192,716
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	$510	$ 518,044
Series 2022, 5.00%, 05/01/53	385	366,644
Bella Collina Community Development District, SAB, 5.30%, 05/01/55	210	206,581
Bella Tara Community Development District, SAB
5.88%, 05/01/45	500	521,962
6.13%, 05/01/56	755	775,250
Bellehaven Community Development District, SAB, 6.05%, 05/01/55	610	624,512
Berry Bay II Community Development District, SAB, Series 2024, 5.45%, 05/01/54	420	405,375
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,080	1,080,159
Brevard County Health Facilities Authority, Refunding RB(c)
4.00%, 11/15/27	495	490,222
4.00%, 11/15/29	535	523,040
4.00%, 11/15/32	450	428,618
4.00%, 11/15/33	625	590,575
4.00%, 11/15/35	675	625,244
Buckhead Trails Community Development District, SAB
5.88%, 05/01/54	310	315,629
Series 2022, 5.75%, 05/01/52	545	553,362
Cabot Citrus Farms Community Development District, SAB, 5.25%, 03/01/29	1,055	1,064,150
California Municipal Finance Authority, RB, 6.13%, 06/15/44(c)	190	197,878
Capital Region Community Development District, Refunding SAB
Series A-1, 5.13%, 05/01/39	1,500	1,518,560
Series A-2, 4.60%, 05/01/31	300	303,926
Capital Trust Agency, Inc., RB
5.00%, 01/01/55(c)	3,930	3,368,226
Series A, 5.75%, 06/01/54(c)	1,390	1,227,049
Series A, 5.00%, 12/15/54	400	353,734
Series B, 0.00%, 01/01/60(d)	3,000	265,610
Capital Trust Agency, Inc., RB, CAB(c)(d)
0.00%, 07/01/61	22,860	1,957,570
Subordinate, 0.00%, 01/01/61	5,395	444,468
Capital Trust Authority, RB(c)
8.50%, 07/01/57	1,350	1,351,518
Series A, 5.00%, 07/01/44	260	246,341
Series A, 5.25%, 07/01/54	460	412,195
Capital Trust Authority, Refunding RB(c)
Series A, 4.75%, 06/15/40	260	255,261
Series A, 5.13%, 06/15/50	250	230,887
Series A, 5.25%, 06/15/59	805	734,316
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	970	1,044,422
Coastal Ridge Community Development District, SAB
5.75%, 05/01/45	715	743,447
6.00%, 05/01/55	550	561,419
Coral Creek Community Development District, SAB, 5.75%, 05/01/54	290	292,024
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	5,000	5,023,841
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	350	355,959
County of Okaloosa Florida, RB(c)
5.75%, 05/15/55	190	192,263
Security	Par (000)	Value
Florida (continued)
County of Okaloosa Florida, RB(c) (continued)
5.75%, 05/15/60	$550	$ 554,524
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/47	745	243,384
Series A-2, 0.00%, 10/01/48	1,400	428,763
Series A-2, 0.00%, 10/01/49	730	212,387
Series A-2, 0.00%, 10/01/52	435	103,510
Series A-2, 0.00%, 10/01/54	2,875	608,797
Crosswinds East Community Development District, SAB, 5.75%, 05/01/54	265	267,869
Curiosity Creek Community Development District, SAB(c)
5.40%, 05/01/44	150	152,233
5.70%, 05/01/55	245	242,194
Cypress Creek Reserve Community Development District, SAB
5.75%, 05/01/45	100	104,532
6.00%, 05/01/56	300	307,315
Darby Community Development District, SAB, Series A-2, 5.88%, 05/01/35	300	312,380
East Ridge Cdd Florida, SAB, 05/01/57(e)	2,000	2,000,781
Escambia County Health Facilities Authority, Refunding RB, (AMBAC), 4.00%, 08/15/45	2,325	2,156,515
Florida Development Finance Corp., RB(c)
5.25%, 06/01/55	525	495,115
Series A, 5.75%, 06/15/29	490	490,454
Series A, 6.00%, 06/15/34	835	835,831
Series A, 6.13%, 06/15/44	3,180	3,181,327
Series A, 5.13%, 06/15/55	3,645	3,054,770
Series B, 4.50%, 12/15/56	4,690	3,061,304
Series C, 5.75%, 12/15/56	1,575	1,175,821
Series A, AMT, 4.38%, 10/01/54(b)	1,190	1,196,543
Series A, AMT, 0.00%, 07/15/59(b)(f)(g)	3,710	1,038,800
Florida Development Finance Corp., Refunding RB
AMT, 0.00%, 07/15/32(b)(c)(f)(g)	2,620	733,600
AMT, (PSF), 5.00%, 07/01/44	3,985	3,877,648
AMT, (PSF), 5.25%, 07/01/47	1,000	999,306
Florida Local Government Finance Commission, RB, 6.75%, 11/15/55(c)	2,000	2,087,550
Gas Worx Community Development District, SAB, 5.75%, 05/01/45(c)	550	568,659
Golden Gem Community Development District, SAB, 6.00%, 05/01/55	2,305	2,326,563
Greenbriar Community Development District, SAB
5.65%, 05/01/45	230	234,696
5.88%, 05/01/54	275	275,659
Hammock Oaks Community Development District, SAB
5.85%, 05/01/44	340	349,583
6.15%, 05/01/54	120	121,507
Harbor Reserve Community Development District, SAB, Series 2025, 5.50%, 05/01/45	2,375	2,396,631
Hillcrest Preserve Community Development District, SAB, 5.30%, 05/01/54(c)	340	326,111
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	340	346,580
Ibis Landing Community Development District, SAB
5.70%, 06/15/45	155	162,522
5.88%, 06/15/55	200	204,729
Kings Creek I Community Development District, SAB, 6.00%, 05/01/55	525	532,898
Kissimmee Park Community Development District, SAB
5.88%, 05/01/45	455	474,985

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Kissimmee Park Community Development District, SAB (continued)
6.13%, 05/01/56	$375	$ 385,058
Lakes of Sarasota Community Development District, SAB
3.90%, 05/01/41	285	263,718
Series B-1, 4.13%, 05/01/41	200	189,074
Lakewood Ranch Stewardship District, SAB
5.50%, 05/01/39(c)	90	92,955
5.50%, 05/01/40	415	448,932
5.80%, 05/01/45	495	529,301
5.13%, 05/01/46	975	975,037
5.65%, 05/01/48(c)	65	65,890
6.30%, 05/01/54	117	123,944
6.00%, 05/01/56	1,400	1,461,837
Series 1B, 4.75%, 05/01/29	515	524,398
Series 1B, 5.30%, 05/01/39	955	981,034
Series 1B, 5.45%, 05/01/48	1,700	1,714,409
Laurel Road Community Development District, SAB, Series A-1, 2.60%, 05/01/26	80	80,000
Lee County Industrial Development Authority, RB, Series B-1, 4.75%, 11/15/29	505	506,636
Malabar Springs Community Development District, SAB
5.20%, 05/01/44	230	231,708
5.50%, 05/01/54	345	335,386
Marion Ranch Community Development District, SAB
5.70%, 05/01/44	185	190,488
5.95%, 05/01/54	335	339,240
Midtown Miami Community Development District, Refunding SAB, Series B, 5.00%, 05/01/37	495	490,420
Newfield Community Development District, SAB, 5.90%, 05/01/56	965	980,847
Normandy Community Development District, SAB, 5.55%, 05/01/54(c)	565	538,776
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	95	98,376
Series A, 6.00%, 05/01/54	135	137,310
North Powerline Road Community Development District, SAB, 5.63%, 05/01/52(c)	910	931,520
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	460	477,710
Ormond Crossings West Community Development District, SAB
5.75%, 11/01/47	400	399,593
6.00%, 11/01/57	500	492,037
Parrish Lakes Community Development District, SAB, 5.80%, 05/01/54	540	541,062
Parrish Plantation Community Development District, SAB
5.80%, 05/01/44	100	104,143
6.05%, 05/01/54	115	117,777
Pinery Community Development District, SAB, 5.60%, 05/01/46	1,250	1,256,589
Poitras East Community Development District, SAB, 5.00%, 05/01/43	935	960,127
Reflection Bay Community Development District, SAB
5.63%, 05/01/45	150	154,606
5.88%, 05/01/55	245	248,078
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	985	904,595
Security	Par (000)	Value
Florida (continued)
Seminole Palms Community Development District, SAB, 5.50%, 05/01/55(c)	$445	$ 439,794
Shadowlawn Community Development District, SAB, 5.85%, 05/01/54	225	222,847
Solaeris Community Development District, SAB, 6.00%, 05/01/45(c)	865	899,199
South Broward Hospital District, RB, (AGM), 3.00%, 05/01/51	720	524,969
Sunrise Community Development District, SAB, 5.63%, 05/01/45(c)	1,750	1,755,612
Tolomato Community Development District, SAB
4.80%, 05/01/44	280	277,627
5.13%, 05/01/54	280	272,876
Trout Creek Community Development District, SAB
5.00%, 05/01/28	100	101,468
5.38%, 05/01/38	430	439,082
5.50%, 05/01/49	1,670	1,679,557
Village Community Development District No. 14, SAB
5.38%, 05/01/42	1,420	1,463,174
5.50%, 05/01/53	1,045	1,059,754
Village Community Development District No. 16, SAB, 4.88%, 05/01/45	1,750	1,766,940
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	1,385	1,401,892
West Villages Improvement District, SAB
4.75%, 05/01/39	675	675,908
5.00%, 05/01/50	1,390	1,361,596
5.63%, 05/01/54	325	323,846
Westside Haines City Community Development District, SAB, 6.00%, 05/01/54	245	249,663
		102,675,040
Georgia — 1.9%
Atlanta Development Authority, TA(c)
Series A, 5.00%, 04/01/34	880	899,845
Series A, 5.50%, 04/01/39	1,360	1,390,298
Development Authority of Cobb County, RB, Series A, 6.38%, 06/15/58(c)	365	357,754
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)(f)(g)	400	240,000
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	855	742,550
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(b)	3,500	3,676,720
Main Street Natural Gas, Inc., Refunding RB(b)
Series E-1, 5.00%, 12/01/53	1,195	1,274,608
Series E-2, 4.14%, 12/01/53	1,605	1,648,697
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 07/01/52	460	467,760
		10,698,232
Idaho(c) — 0.1%
Idaho Housing & Finance Association, Refunding RB, 6.00%, 03/01/61	250	251,957
Idaho Housing & Finance Association, Refunding RB, CAB, 0.00%, 03/01/62(d)	960	494,364
		746,321
Illinois — 7.0%
Chicago Board of Education, GO
Series A, 6.25%, 12/01/50	3,195	3,354,536
Series C, 5.25%, 12/01/35	830	826,595
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, GO (continued)
Series D, 5.00%, 12/01/46	$3,190	$ 2,934,937
Series H, 5.00%, 12/01/36	1,935	1,933,691
Chicago Board of Education, Refunding GO
Series B, 6.00%, 12/01/44	1,710	1,808,326
Series C, 5.00%, 12/01/34	940	941,954
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Senior Lien, 4.00%, 12/01/49	640	563,578
City of Chicago Illinois, GO, Series A, 6.00%, 01/01/50	2,650	2,763,334
City of Chicago Illinois, Refunding GO, Series A, 6.00%, 01/01/38	1,855	1,872,453
City of Marion Illinois Sales Tax Revenue, Refunding RB
6.38%, 06/01/45	965	979,240
6.63%, 06/01/55	1,780	1,787,523
County of Cook Illinois, RB, M/F Housing, 6.50%, 01/01/45	2,625	2,685,945
Illinois Finance Authority, RB(c)
Class A, Sustainability Bonds, 5.00%, 07/01/51	2,000	1,433,795
Class A, Sustainability Bonds, 5.00%, 07/01/56	2,000	1,383,707
Illinois Finance Authority, Refunding RB
5.25%, 08/01/35(c)	505	512,346
Series A, 4.00%, 07/15/47	1,815	1,619,631
Series C, 4.00%, 02/15/27(h)	1,425	1,438,788
Series C, 4.00%, 02/15/41	5	4,911
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FNMA, GNMA), 6.25%, 10/01/52	600	644,751
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	2,295	2,166,784
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	1,575	1,554,773
Metropolitan Pier & Exposition Authority, RB, CAB, Series A, 0.00%, 12/15/56(d)	1,315	275,305
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, 5.00%, 06/15/52	225	222,367
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, 0.00%, 12/15/54(d)	12,685	2,961,188
State of Illinois, GO
5.50%, 05/01/30	530	562,338
5.50%, 05/01/39	1,055	1,120,041
Village of Lincolnshire Illinois, ST, 6.25%, 03/01/34	973	974,589
		39,327,426
Indiana — 0.5%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(c)	225	229,607
Indiana Finance Authority, RB
Series A, 6.13%, 10/15/45(c)	250	253,232
Series A, 6.38%, 10/15/55(c)	195	195,667
Series A, AMT, 6.75%, 05/01/39	1,575	1,753,442
Town of Whitestown, Refunding TA, 6.00%, 09/01/50(c)	500	500,631
		2,932,579
Iowa — 0.5%
Iowa Finance Authority, Refunding RB
Series A, 5.13%, 05/15/59	1,225	1,149,660
Series E, 4.00%, 08/15/46	1,815	1,671,655
		2,821,315
Security	Par (000)	Value
Kansas — 0.2%
City of Manhattan Kansas, RB, Series A, 5.50%, 06/01/55	$200	$ 201,117
City of Shawnee Kansas, RB(c)
5.00%, 08/01/41	230	211,974
5.00%, 08/01/56	850	684,722
		1,097,813
Kentucky — 0.5%
City of Henderson Kentucky, RB(c)
Series A, AMT, 4.70%, 01/01/52	230	213,320
Series B, AMT, 4.45%, 01/01/42	2,000	1,970,406
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43	565	634,571
		2,818,297
Louisiana(c) — 0.6%
Louisiana Public Facilities Authority, RB
6.00%, 06/15/59	770	775,212
Series A, 6.50%, 06/01/62	385	333,327
Class R2, AMT, 6.50%, 10/01/53	835	880,799
Parish of St. James Louisiana, RB, Series 2, 6.35%, 07/01/40	1,580	1,710,801
		3,700,139
Maine — 1.1%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	305	259,634
Series A, AMT, 8.50%, 06/01/32	325	276,687
AMT, Sustainability Bonds, 8.50%, 06/01/35(f)(g)	1,452	750,597
Finance Authority of Maine, Refunding RB, AMT, 4.63%, 12/01/47(b)(c)	675	703,894
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(c)	4,200	3,980,786
		5,971,598
Maryland — 1.0%
City of Baltimore Maryland, RB, 4.88%, 06/01/42	445	455,099
Maryland Economic Development Corp., RB
5.00%, 07/01/56	360	353,720
Class B, AMT, Sustainability Bonds, 5.25%, 06/30/47	380	382,658
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(c)	4,490	4,626,065
		5,817,542
Massachusetts — 0.5%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	860	859,977
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 10/01/57(c)	500	480,677
Massachusetts Housing Finance Agency, Refunding RB
Series A, AMT, 4.45%, 12/01/42	310	307,284
Series A, AMT, 4.50%, 12/01/47	1,030	958,602
		2,606,540
Michigan — 0.8%
Advanced Technology Academy, Refunding RB, 5.00%, 11/01/44	415	402,373
Michigan Finance Authority, RB, 4.00%, 02/15/50	2,000	1,712,008
Michigan Strategic Fund, RB
5.00%, 11/15/42	510	510,169
AMT, 5.00%, 12/31/43	1,700	1,713,914
		4,338,464

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota — 0.1%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (GNMA), 6.00%, 01/01/53	$340	$ 360,855
Missouri — 0.5%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 4.38%, 11/15/35	1,015	982,274
Kansas City Industrial Development Authority, ARB
Class B, AMT, (NPFGC), 5.00%, 03/01/49	425	428,144
Class B, AMT, (AGM), 5.00%, 03/01/55	425	426,174
Kansas City Industrial Development Authority, RB(c)
Series A-1, 5.00%, 06/01/46	505	508,696
Series A-1, 5.00%, 06/01/54	340	332,961
		2,678,249
Nebraska — 0.0%
Omaha Airport Authority, ARB, AMT, (AGM), 5.25%, 12/15/54	275	284,220
Nevada — 0.1%
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	355	365,239
5.00%, 07/01/45	460	465,826
		831,065
New Hampshire — 4.4%
New Hampshire Business Finance Authority, RB
5.95%, 12/01/31(c)	419	419,077
5.88%, 12/15/33(c)	1,666	1,665,157
5.25%, 12/01/35(c)	1,000	997,791
5.38%, 12/15/35(c)	2,318	2,318,215
Series A, 4.13%, 08/15/40	790	729,430
Series A, 4.25%, 08/15/46	885	773,113
Series A, 4.50%, 08/15/55	1,835	1,526,827
Series A, Sustainability Bonds, 5.50%, 06/01/55	6,000	6,207,275
New Hampshire Business Finance Authority, RB, CAB(c)(d)
0.00%, 04/01/32	690	477,951
0.00%, 12/15/33	6,305	3,631,877
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	1,255	1,290,377
1st Series, Subordinate, 5.13%, 01/28/43(b)	1,410	1,420,109
Series 2025, Subordinate, 5.15%, 09/28/37	2,375	2,370,971
Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,248	1,244,788
		25,072,958
New Jersey — 5.3%
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	125	128,858
Class A, 5.25%, 11/01/47	2,650	2,791,753
Series A, 5.00%, 07/01/37	260	260,213
Series A, 5.25%, 11/01/54(c)	1,675	1,446,598
Series B, 6.50%, 04/01/31	1,150	1,153,810
AMT, 5.38%, 01/01/43	2,155	2,157,416
New Jersey Economic Development Authority, Refunding RB, Series A, 6.00%, 08/01/49(c)	500	500,057
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	785	788,966
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	2,655	2,467,034
Security	Par (000)	Value
New Jersey (continued)
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, Subordinate, 4.25%, 12/01/50	$1,340	$ 1,146,727
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	645	501,769
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/41	1,140	1,141,095
Series AA, 5.00%, 06/15/45	585	585,291
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	8,950	6,396,480
Tobacco Settlement Financing Corp., Refunding RB
Sub-Series B, 5.00%, 06/01/46	6,815	6,625,382
Series A, AMT, Intermediate Lien, 5.25%, 06/01/46	1,700	1,703,272
		29,794,721
New York — 11.4%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/51(f)(g)	846	16,916
Build NYC Resource Corp., RB
5.50%, 06/01/56(c)	200	193,633
7.00%, 12/15/65(c)	780	774,736
Series A, 5.00%, 07/01/32	745	738,495
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(c)	275	275,375
Empire State Development Corp., RB, Series A, 4.00%, 03/15/49	2,020	1,862,465
Empire State Development Corp., Refunding RB, 3.00%, 03/15/48	9,655	7,209,019
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,800	3,088,749
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,725	1,734,887
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	565	570,107
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	840	852,701
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.30%, 11/01/47	2,845	2,776,354
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Sub-Series B-1, 4.00%, 11/01/45	2,000	1,882,910
Series A-1, Subordinate, 4.00%, 08/01/48	555	512,717
New York Counties Tobacco Trust IV, Refunding RB
Series A, 6.25%, 06/01/41(c)	5,501	5,401,714
Series A, 5.00%, 06/01/42	4,660	4,025,615
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	215	187,135
Series A-2B, 5.00%, 06/01/51	5,340	4,467,966
New York Liberty Development Corp., Refunding RB
Class 2, 5.38%, 11/15/40(c)	1,475	1,475,962
Series A, Sustainability Bonds, 3.00%, 11/15/51	2,755	2,014,231
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	565	505,956
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/50	1,610	1,675,278
Series B, 5.00%, 03/15/54	740	763,713
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,005	1,064,085
AMT, 5.00%, 12/01/40	555	580,049
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,150	1,201,017
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., RB (continued)
AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	$6,620	$ 6,650,016
AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.25%, 06/30/60	4,695	4,755,402
New York Transportation Development Corp., Refunding ARB, Series A, AMT, 5.38%, 08/01/36	2,220	2,304,978
TSASC, Inc., Refunding RB, Series B, 5.00%, 06/01/48	530	494,792
Ulster County Capital Resource Corp., RB, 5.88%, 09/15/59(c)	700	701,082
Westchester County Local Development Corp., RB, Senior Lien, 6.38%, 12/01/55(c)	300	306,403
Westchester County Local Development Corp., Refunding RB(c)
5.00%, 07/01/41	1,070	1,079,571
5.00%, 07/01/56	1,190	1,067,097
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	1,170	961,660
		64,172,786
North Carolina — 0.4%
North Carolina Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 07/01/53	420	445,251
North Carolina Medical Care Commission, RB, 5.25%, 11/01/56	1,600	1,607,309
		2,052,560
North Dakota — 0.4%
City of Grand Forks North Dakota, RB
Series A, (AGM), 5.00%, 12/01/48	1,765	1,794,996
Series A, (HUD SEC 8), 5.00%, 12/01/53	525	531,124
		2,326,120
Ohio — 2.0%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,680	2,125,564
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(d)	15,630	1,193,108
Cleveland-Cuyahoga County Port Authority, Refunding RB(c)
Series A, 5.38%, 01/01/39	285	290,632
Series A, 5.88%, 01/01/49	575	573,259
County of Hamilton Ohio, Refunding RB
5.00%, 01/01/46	875	867,537
4.00%, 08/15/50	800	698,422
County of Hardin Ohio, Refunding RB
5.00%, 05/01/30	240	239,225
5.25%, 05/01/40	240	231,981
5.50%, 05/01/50	1,130	1,023,160
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(c)	340	349,585
Ohio Air Quality Development Authority, RB, AMT, 4.50%, 01/15/48(c)	3,995	3,703,615
		11,296,088
Oklahoma — 2.3%
Oklahoma Development Finance Authority, RB
7.25%, 09/01/51(c)	6,680	6,552,880
Series B, 5.50%, 08/15/52	2,335	2,328,438
Security	Par (000)	Value
Oklahoma (continued)
Tulsa County Industrial Authority, Refunding RB
5.25%, 11/15/37	$750	$ 758,276
5.25%, 11/15/45	925	927,773
Tulsa Municipal Airport Trust Trustees, Refunding, ARB, AMT, 6.25%, 12/01/40	2,355	2,599,941
		13,167,308
Oregon — 0.2%
Clackamas County School District No. 12 North Clackamas, GO, CAB(d)
Series A, (HUD SECT 8), 0.00%, 06/15/27(h)	65	38,591
Series A, (AGM), 0.00%, 06/15/38	560	327,724
Oregon State Facilities Authority, RB(c)
Series A, 5.00%, 06/15/29	25	25,310
Series A, 5.00%, 06/15/39	565	551,730
		943,355
Pennsylvania — 5.1%
Allegheny Community Broadband, Inc., RB(c)
7.75%, 09/01/45	205	204,971
8.00%, 09/01/51	240	233,674
Allegheny County Airport Authority, ARB, Series A, AMT, (FNMA), 4.00%, 01/01/56	5,240	4,510,159
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
5.00%, 05/01/42	4,495	4,657,689
Series A, 5.25%, 05/01/32	100	102,419
Series A, 5.25%, 05/01/42	100	102,335
Beaver County Industrial Development Authority, Refunding RB, Series B, 3.75%, 10/01/47	1,110	935,142
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (FHLMC, FNMA, GNMA), 4.50%, 09/01/48	800	805,376
Doylestown Hospital Authority, Refunding RB(c)
5.00%, 07/01/31	285	301,084
5.38%, 07/01/39	585	638,996
Lancaster Municipal Authority, RB, Series B, 5.00%, 05/01/59	530	508,347
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	95	95,944
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	465	465,171
6.88%, 09/01/47(c)	3,855	4,063,038
AMT, 5.75%, 06/30/48	335	350,510
AMT, 5.25%, 06/30/53	1,360	1,364,519
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(b)	910	910,977
Series C, 5.25%, 12/01/37(b)	1,585	1,586,701
AMT, 5.50%, 11/01/44	3,430	3,432,072
Pennsylvania Higher Education Assistance Agency, RB, Sub-Series 1C, AMT, 5.00%, 06/01/51	345	327,692
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	960	1,005,915
Philadelphia Authority for Industrial Development, RB
5.25%, 11/01/52	355	363,699

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, RB (continued)
Series A, 4.00%, 07/01/49	$805	$ 737,681
School District of Philadelphia, GOL, Series A, (AGM), 5.50%, 09/01/48	800	849,566
		28,553,677
Puerto Rico — 12.2%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	39,095	1,893,316
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/27	— (i)	2
Series A-1, Restructured, 5.63%, 07/01/29	1,190	1,252,502
Series A-1, Restructured, 5.75%, 07/01/31	2,937	3,175,324
Series A-1, Restructured, 4.00%, 07/01/35	4,100	4,062,021
Series A-1, Restructured, 4.00%, 07/01/41	141	131,601
Series A-1, Restructured, 4.00%, 07/01/46	682	593,670
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	1,765	1,278,506
Commonwealth of Puerto Rico, Notes, 0.00%, 11/01/51(b)(f)(g)	31,844	19,584,318
Puerto Rico Electric Power Authority, RB
Series A, 7.00%, 07/01/33(f)(g)	3,295	2,322,975
Series A, 6.75%, 07/01/36(f)(g)	1,335	941,175
Series A, 5.00%, 07/01/42(f)(g)	910	641,550
Series A, 7.00%, 07/01/43(f)(g)	375	264,375
Series A-1, 10.00%, 07/01/19(f)(g)	75	55,758
Series A-2, 10.00%, 07/01/19(f)(g)	379	281,302
Series A-3, 10.00%, 07/01/19(f)(g)	323	239,835
Series B-3, 10.00%, 07/01/19(f)(g)	323	239,835
Series C-1, 5.40%, 01/01/18(f)(g)	887	625,654
Series C-2, 5.40%, 07/01/18(f)(g)	888	625,756
Series C-3, 5.40%, 01/01/20(f)(g)	90	63,253
Series C-4, 5.40%, 07/01/20(f)(g)	90	63,253
Series CCC, 5.25%, 07/01/26(f)(g)	260	183,300
Series CCC, 5.25%, 07/01/28(f)(g)	145	102,225
Series D-1, 7.50%, 01/01/20(f)(g)	761	547,757
Series D-4, 7.50%, 07/01/20(f)(g)	404	290,795
Series TT, 5.00%, 07/01/18(f)(g)	295	207,975
Series WW, 5.50%, 07/01/17(f)(g)	200	141,000
Series WW, 5.50%, 07/01/18(f)(g)	1,175	828,375
Series WW, 5.50%, 07/01/19(f)(g)	145	102,225
Series WW, 5.50%, 07/01/20	1,595	1,124,475
Series WW, 5.38%, 07/01/22(f)(g)	1,310	923,550
Series WW, 5.25%, 07/01/33(f)(g)	120	84,600
Series WW, 5.50%, 07/01/38(f)(g)	205	144,525
Series XX, 5.25%, 07/01/27(f)(g)	110	77,550
Series XX, 5.25%, 07/01/35(f)(g)	645	454,725
Series XX, 5.75%, 07/01/36(f)(g)	860	606,300
Series XX, 5.25%, 07/01/40(f)(g)	1,020	719,100
Puerto Rico Electric Power Authority, Refunding RB(f)(g)
Series AAA, 5.25%, 07/01/22	2,545	1,794,225
Series AAA, 5.25%, 07/01/29	95	66,975
Series UU, 0.00%, 07/01/17(b)	60	42,300
Series UU, 0.00%, 07/01/18(b)	55	38,775
Series UU, 0.00%, 07/01/20(b)	495	348,975
Series UU, 1.00%, 07/01/31(b)	580	408,900
Series ZZ, 5.25%, 07/01/19	455	320,775
Series ZZ, 5.00%, 12/29/49	145	102,225
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(f)(g)	1,085	764,925
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	$365	$ 406,554
Series A-2, AMT, 6.50%, 01/01/42	275	306,484
Series A-2, AMT, 6.75%, 01/01/45	365	406,554
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	72	71,184
Series A-1, Restructured, 4.75%, 07/01/53	2,505	2,388,344
Series A-1, Restructured, 5.00%, 07/01/58	5,390	5,235,334
Series A-2, Restructured, 4.54%, 07/01/53	21	19,392
Series A-2, Restructured, 4.78%, 07/01/58	3,118	2,970,487
Series A-2, Restructured, 4.33%, 07/01/40	714	705,911
Series B-1, Restructured, 4.55%, 07/01/40	2,402	2,404,462
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/29	200	180,188
Series A-1, Restructured, 0.00%, 07/01/33	1,023	786,700
Series A-1, Restructured, 0.00%, 07/01/46	10,753	3,832,837
Series B-1, Restructured, 0.00%, 07/01/46	883	314,740
		68,791,704
Rhode Island — 0.3%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(f)(g)	4,190	1,634,100
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(d)	2,060	276,027
		1,910,127
South Carolina — 1.7%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	3,110	3,334,435
South Carolina Jobs-Economic Development Authority, RB
5.38%, 04/01/56	1,600	1,626,217
7.50%, 08/15/62(c)	830	742,627
Series A, 5.63%, 10/01/50	600	601,234
South Carolina Jobs-Economic Development Authority, RB, M/F Housing, Series A, 6.75%, 12/01/60(c)	2,140	2,116,601
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,110	1,129,656
		9,550,770
Tennessee — 2.4%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	3,000	3,068,092
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/49	290	237,946
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(c)(d)	3,560	1,600,577
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	2,195	2,323,799
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.25%, 07/01/56	1,000	1,027,821
Series B, AMT, 5.50%, 07/01/56	1,800	1,888,662
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(b)	3,270	3,474,888
		13,621,785
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas — 10.8%
Alamo Heights Independent School District, GO, (BAM- TCRS), 4.00%, 02/01/51	$610	$ 558,813
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(c)(f)(g)	1,050	52,500
Arlington Higher Education Finance Corp., RB
7.50%, 04/01/62(c)(f)(g)	230	115,000
7.88%, 11/01/62(c)(f)(g)	760	456,000
Series A, 5.75%, 08/15/62	500	260,000
Central Texas Regional Mobility Authority, Refunding RB(d)
0.00%, 01/01/28	1,000	951,279
0.00%, 01/01/29	2,000	1,843,671
0.00%, 01/01/30	1,170	1,044,651
0.00%, 01/01/33	3,690	2,943,491
0.00%, 01/01/34	4,000	3,055,400
City of Anna Texas, SAB, 5.75%, 09/15/54(c)	445	450,566
City of Buda Texas, SAB(c)
6.00%, 09/01/55	575	570,661
6.75%, 09/01/55	1,145	1,136,963
City of Celina Texas, SAB(c)
5.50%, 09/01/45	100	101,435
5.63%, 09/01/55	140	139,597
City of Corpus Christi Texas, SAB
5.38%, 09/15/31	200	206,775
6.13%, 09/15/44	298	302,657
6.50%, 09/15/54	403	404,425
City of Crandall Texas, SAB(c)
5.25%, 09/15/45	175	176,171
5.50%, 09/15/55	375	375,271
City of Fate Texas, SAB, 5.75%, 08/15/54(c)	110	110,911
City of Friendswood Texas, SAB, 7.00%, 09/15/54	1,151	1,160,049
City of Houston Texas Airport System Revenue, ARB
AMT, 4.00%, 07/15/41	3,350	3,102,569
Series B, AMT, 5.50%, 07/15/38	710	756,008
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (SAW), 5.25%, 07/01/48	340	353,087
City of Houston Texas Airport System Revenue, Refunding RB
AMT, 5.00%, 07/01/29	4,700	4,704,976
Series C, AMT, 5.00%, 07/15/27	1,615	1,640,434
City of Kyle Texas, SAB, 5.75%, 09/01/56	1,100	1,090,072
City of Oak Point Texas, SAB(c)
5.10%, 09/15/44	200	201,008
5.25%, 09/15/54	340	328,162
City of Pilot Point Texas, SAB
6.00%, 09/15/46	300	301,999
6.75%, 09/15/46	150	150,961
6.25%, 09/15/56	400	399,800
7.00%, 09/15/56	150	149,926
City of Princeton Texas, SAB(c)
4.38%, 09/01/31	47	47,197
5.00%, 09/01/44	100	100,751
5.13%, 09/01/44	150	150,676
5.25%, 09/01/54	200	197,871
5.38%, 09/01/54	247	247,274
City of San Marcos Texas, SAB(c)
4.00%, 09/01/32	100	97,428
4.50%, 09/01/51	480	420,236
City of Seagoville Texas, SAB, 6.00%, 09/15/54(c)	295	302,684
City of Sinton Texas, SAB(c)
5.13%, 09/01/42	858	863,958
Security	Par (000)	Value
Texas (continued)
City of Sinton Texas, SAB(c) (continued)
5.25%, 09/01/51	$1,195	$ 1,182,046
City of Terrell Texas, SAB, 7.00%, 09/15/55(c)	1,195	1,222,435
Clifton Higher Education Finance Corp., RB, Series A, 6.00%, 06/15/54(c)	400	372,831
Club Municipal Management District No. 1, SAB, 5.38%, 09/01/55(c)	320	315,808
County of Denton Texas, SAB, 5.88%, 12/31/45(c)	520	537,602
Dallas Independent School District, Refunding GO, (AGM), 4.00%, 02/15/53	500	455,872
Del Valle Independent School District Texas, GO, (GTD), 4.00%, 06/15/47	810	763,275
Eagle Mountain & Saginaw Independent School District, GO, (FNMA), 4.00%, 08/15/54	210	188,517
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(h)	5,200	3,057,519
New Hope Cultural Education Facilities Finance Corp., Refunding RB
5.38%, 01/01/60	2,500	2,504,058
Series A, 6.75%, 10/01/52	2,250	2,310,357
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(c)	1,650	1,224,989
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	890	819,793
Port Arthur Housing Authority, RB, M/F Housing, Subordinate, 7.50%, 10/01/36(c)	595	580,666
Port of Beaumont Navigation District, Refunding RB(c)
Series A, AMT, 3.63%, 01/01/35	1,430	1,299,735
Series A, AMT, 4.00%, 01/01/50	2,890	2,205,223
San Antonio Education Facilities Corp., RB, Series A, 5.00%, 10/01/41	85	79,046
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	310	318,823
Texas Community Housing & Economic Development Corp., RB, M/F Housing, Series A1, Senior Lien, 6.25%, 01/01/65(c)	2,205	2,053,322
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	2,160	2,315,877
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	3,955	4,073,092
Texas Transportation Commission State Highway 249 System, RB, CAB, 0.00%, 08/01/43(d)	2,205	960,539
Texas Water Development Board, RB, 4.45%, 10/15/36	170	181,163
		61,045,951
Utah — 2.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(c)	775	788,213
County of Utah, RB
Series A, 3.00%, 05/15/50	1,000	735,505
Series B, 4.00%, 05/15/47	750	678,684
Downtown Revitalization Public Infrastructure District, RB, Series B, 2nd Lien, (FNMA), 5.50%, 06/01/55	175	187,357
MIDA Mountain Veterans Program Public Infrastructure District, TA, 5.20%, 06/01/54(c)	620	621,259
Mida Mountain Village Public Infrastructure District, TA(c)
Series 1, 5.50%, 06/01/55	1,000	1,004,105
Series 1, Subordinate, 5.13%, 06/15/54	1,495	1,499,464
Ridges Estates Infrastructure Financing District, SAB, 12/01/53(c)	2,303	2,378,873
SkyRidge Pegasus Infrastructure Financing District, SAB, 5.25%, 12/01/44(c)	2,015	2,029,437

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(c)	$695	$ 574,416
Utah Infrastructure Agency, RB
5.50%, 10/15/44	215	226,049
5.50%, 10/15/48	200	205,160
Wood Ranch Public Infrastructure District, SAB, 5.63%, 12/01/53(c)	177	179,007
		11,107,529
Vermont — 0.6%
East Central Vermont Telecommunications District, RB, Series A, 4.50%, 12/01/44(c)	4,000	3,368,985
Virginia — 2.4%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	267	264,078
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59	640	593,620
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/55	2,680	2,383,366
James City County Economic Development Authority, RB, Series A, 6.88%, 12/01/58	780	849,373
Lower Magnolia Green Community Development Authority, SAB(c)
5.00%, 03/01/35	435	435,101
5.00%, 03/01/45	475	473,272
Norfolk Redevelopment & Housing Authority, RB
Series A, 4.00%, 01/01/29	185	185,199
Series A, 5.00%, 01/01/49	1,410	1,321,235
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,045	2,547,437
Virginia Beach Development Authority, RB
Series A, 7.00%, 09/01/53	840	919,876
Series B3, 5.38%, 09/01/29	580	583,193
Virginia Housing Development Authority, RB, M/F Housing, Series G, 4.90%, 11/01/42	500	521,784
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/56	2,000	1,933,411
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	840	749,905
		13,760,850
Washington — 1.4%
Washington Health Care Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	485	495,159
Series A, 5.50%, 09/01/55	900	947,086
Washington State Housing Finance Commission, RB
6.00%, 07/01/59(c)	100	101,198
05/01/66(e)	1,145	1,146,448
Series A, 5.75%, 01/01/53(c)	375	363,616
Series A, 5.88%, 01/01/59(c)	225	219,017
Series B2, 3.95%, 07/01/29(c)	1,460	1,460,123
Washington State Housing Finance Commission, Refunding RB
5.75%, 01/01/35(c)	315	315,051
6.00%, 01/01/45(c)	850	850,003
Series A, 5.00%, 07/01/48	435	430,577
Series C-3, 6.25%, 01/01/56	1,700	1,718,485
		8,046,763
Security	Par (000)	Value
West Virginia — 0.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48	$1,895	$ 1,723,575
Wisconsin — 11.4%
Public Finance Authority, ARB, AMT, 4.25%, 07/01/54	1,595	1,325,239
Public Finance Authority, RB
6.25%, 10/01/31(c)(f)(g)	895	89,500
5.50%, 12/15/32(c)	1,766	1,765,977
5.75%, 12/15/33(c)	4,263	4,258,863
5.00%, 06/15/41(c)	510	460,845
7.00%, 10/01/47(c)(f)(g)	895	89,500
5.00%, 06/15/49	530	508,675
5.00%, 06/15/53	355	334,238
5.75%, 12/01/54(c)	1,705	1,718,134
5.00%, 06/15/55(c)	1,335	1,059,878
5.00%, 01/01/56(c)	2,180	1,819,539
Class A, 5.00%, 06/15/56(c)	725	611,014
Class A, 6.45%, 04/01/60(c)	575	565,459
Series A, 7.75%, 07/01/43(c)	4,460	3,747,280
Series A, 5.00%, 12/15/44(c)	160	155,014
Series A, 6.85%, 11/01/46(c)(f)(g)	900	315,000
Series A, 7.00%, 11/01/46(c)(f)(g)	570	199,500
Series A, 5.63%, 06/15/49(c)	2,800	2,530,775
Series A, 5.25%, 12/01/51(c)(f)(g)	1,470	943,802
Series A, 5.00%, 06/15/55(c)	4,030	3,182,185
Series A, 4.75%, 06/15/56(c)	3,680	3,122,153
Series A, 7.50%, 07/01/59(c)	4,100	4,532,904
Series A, 7.25%, 01/01/61(c)	2,795	2,961,682
Series A-1, 4.50%, 01/01/35(c)	1,545	1,514,772
Series A-4, 5.50%, 11/15/32(c)	3,169	3,170,498
Series B, 0.00%, 01/01/35(c)(d)	2,240	1,349,139
Series B, 0.00%, 01/01/60(c)(d)	51,965	4,600,799
AMT, 5.75%, 12/31/65	2,525	2,580,986
AMT, 6.50%, 12/31/65	2,100	2,309,945
AMT, Sustainability Bonds, 4.00%, 09/30/51	1,500	1,253,941
AMT, Sustainability Bonds, 4.00%, 03/31/56	1,435	1,165,289
Public Finance Authority, RB, CAB(c)(d)
0.00%, 12/15/38	1,000	460,725
0.00%, 12/15/42	3,195	995,228
Series B, 0.00%, 01/01/61	6,410	528,089
Public Finance Authority, RB, M/F Housing, Series A, Subordinate, 7.13%, 07/01/65(c)	1,175	1,165,987
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/59	4,700	4,829,745
Wisconsin Health & Educational Facilities Authority, Refunding RB
4.00%, 12/01/46	1,145	1,067,584
4.00%, 01/01/47	910	772,157
		64,062,040
Wyoming — 0.3%
University of Wyoming, RB, Series C, (GNMA), 4.00%, 06/01/51	1,845	1,653,140
Total Municipal Bonds — 137.7% (Cost: $802,197,320)		776,428,690
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama — 1.2%
Black Belt Energy Gas District, RB, Series C-1, 5.25%, 02/01/53	6,194	6,489,789
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniAssets Fund, Inc. (MUA)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois — 1.8%
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.50%, 01/01/59	$10,000	$ 10,324,359
New York — 3.9%
New York City Housing Development Corp., RB, M/F Housing, Series D-1B, Sustainability Bonds, 4.25%, 11/01/45	9,000	8,999,902
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series H-1, Subordinate, 5.00%, 11/01/50	6,780	6,984,665
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/54(k)	4,577	4,707,284
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/55	1,720	1,511,055
		22,202,906
Pennsylvania — 0.3%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (FHLMC, FNMA, GNMA), 5.50%, 09/01/53	1,601	1,708,846
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.2% (Cost: $40,719,206)		40,725,900

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(a)(g)	121,978	213,462
Total Warrants — 0.0% (Cost: $ — )		213,462
Total Long-Term Investments — 145.3% (Cost: $844,486,526)		819,241,107
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.31%(l)(m)	9,298,795	$ 9,299,725
Total Short-Term Securities — 1.7% (Cost: $9,299,725)		9,299,725
Total Investments — 147.0% (Cost: $853,786,251)		828,540,832
Liabilities in Excess of Other Assets — (11.4)%		(64,011,458)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.6)%		(25,772,835)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.0)%		(174,949,563)
Net Assets Applicable to Common Shares — 100.0%		$ 563,806,976

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	When-issued security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Rounds to less than 1,000.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on March 15, 2033, is $3,550,052.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,459,847	$ 6,839,878 (a)	$ —	$ —	$ —	$ 9,299,725	9,298,795	$ 109,289	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
April 30, 2026
BlackRock MuniAssets Fund, Inc. (MUA)

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 317,535	$ 317,535
Corporate Bonds	—	1,555,520	—	1,555,520
Municipal Bonds	—	776,428,690	—	776,428,690
Municipal Bonds Transferred to Tender Option Bond Trusts	—	40,725,900	—	40,725,900
Warrants	—	—	213,462	213,462
Short-Term Securities
Money Market Funds	9,299,725	—	—	9,299,725
	$9,299,725	$818,710,110	$530,997	$828,540,832
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(25,542,450)	$—	$(25,542,450)
VRDP Shares at Liquidation Value	—	(251,000,000)	—	(251,000,000)
	$—	$(276,542,450)	$—	$(276,542,450)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
Portfolio Abbreviation (continued)
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments